UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $674,544 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    20813   530800 SH       SOLE                   530800        0        0
ANNALY CAP MGMT INC            COM              035710409     4535   296000 SH       SOLE                   296000        0        0
AVALONBAY CMNTYS INC           COM              053484101    12750   132100 SH       SOLE                   132100        0        0
BOSTON PROPERTIES INC          COM              101121101    35999   391000 SH       SOLE                   391000        0        0
CBL & ASSOC PPTYS INC          COM              124830100     5160   219300 SH       SOLE                   219300        0        0
ESSEX PPTY TR INC              COM              297178105    33362   292700 SH       SOLE                   292700        0        0
ISHARES TR                     DJ US REAL EST   464287739    68681  1055000 SH  PUT  SOLE                  1055000        0        0
LENNAR CORP                    CL A             526057104    47570  2529000 SH       SOLE                  2529000        0        0
MACERICH CO                    COM              554382101    40391   574800 SH       SOLE                   574800        0        0
MARRIOTT INTL INC NEW          CL A             571903202    49365  1436700 SH       SOLE                  1436700        0        0
MFA MTG INVTS INC              COM              55272X102    14676  2329600 SH       SOLE                  2329600        0        0
NATIONAL RETAIL PROPERTIES I   COM              637417106     2620   118800 SH       SOLE                   118800        0        0
POST PPTYS INC                 COM              737464107     1912    49500 SH       SOLE                    49500        0        0
PULTE HOMES INC                COM              745867101    17707  1217000 SH       SOLE                  1217000        0        0
REGENCY CTRS CORP              COM              758849103    33526   517700 SH       SOLE                   517700        0        0
RYLAND GROUP INC               COM              783764103    25608   778600 SH       SOLE                   778600        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    51126  1713900 SH       SOLE                  1713900        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    62027   667600 SH       SOLE                   667600        0        0
SL GREEN RLTY CORP             COM              78440X101      261     3200 SH       SOLE                     3200        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    29156   563400 SH       SOLE                   563400        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    19220  1200500 SH       SOLE                  1200500        0        0
TAUBMAN CTRS INC               COM              876664103    11670   224000 SH       SOLE                   224000        0        0
TOLL BROTHERS INC              COM              889478103    42015  1789400 SH       SOLE                  1789400        0        0
VENTAS INC                     COM              92276F100    44394   988500 SH       SOLE                   988500        0        0